Frontier Mid Cap Growth Portfolio Expense Example - Frontier Mid Cap Growth Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	936
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,230
Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	1,054
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	$ 1,113